Risks and Concentration (Tables)	6 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
Schedule of accounts receivable
	December 31, 2020	June 30, 2021
Receivables from Franchisee A	19%	19%
Receivables from Franchisee B	19%	15%
Receivables from Franchisee C	19%	14%
Receivables from Franchisee D	11%	12%